Contingencies	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities [abstract]
Contingencies
21.	Contingencies
As of June 30, 2025, the Group maintains various judicial processes (labor, regulatory, civil, tax) that Management evaluated as possible. If the defense against those actions is unsuccessful, then the total payment could amount to S/ 53,011 thousand (S/ 46,464 thousand as of December 31, 2024).